Submission	Apr. 01, 2026
Submission [Line Items]
Central Index Key	0001869699
Registrant Name	Ark 21Shares Bitcoin ETF
Registration File Number	333-257474
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Ark 21Shares Bitcoin ETF
Street 1	477 MADISON AVENUE
City	NEW YORK
State or Country Code	NY
Zip Code	10022
Reporting FY End Date	Dec. 31, 2025